Other Tax Liabilities	12 Months Ended
Dec. 31, 2020
Other Tax Liabilities
Other Tax Liabilities

(G.2) Other Tax Liabilities

€ millions	2020			2019
	Current	Non-Current	Total	Current	Non-Current	Total
Other tax liabilities	632	0	632	650	0	650
/ Other non-financial liabilities	4,643	770	5,413	4,839	957	5,796
Other tax liabilities as % of / other non-financial liabilities	14	0	12	13	0	11

Other tax liabilities primarily consist of VAT, payroll tax, and sales tax.